Leases (Details) - Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet [Abstract]
Operating lease right-of-use assets	$ 660,946	$ 954,771
Operating lease liabilities – current	270,183	293,040
Operating lease liabilities – non-current	308,575	556,674
Total operating lease liabilities	$ 578,758	$ 849,714